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Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

May 1, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  MetLife Investors USA Insurance Company
     MetLife Investors USA Variable Life Account A
     File Nos. 333-147509 and 811-21851
     Rule 497(j) Certification

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Variable Life Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Prospectus Supplements and Statement of Additional Information ("SAI") being used for Equity Advantage VUL variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus, Prospectus Supplements and SAI for that product contained in the Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on April 9, 2014.

Please call the undersigned at (617) 578-3031 with any questions.

Sincerely yours,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.
Assistant General Counsel